Changes in Accounting Policies Required by the Initial Application of IFRS 9, IFRS 15 and IFRS 16 - Operating Leases and Financial Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Impact on Consolidated Financial Statements
Right-of-use assets, net	$ 7,553,052
Lease liabilities	(9,363,520)	$ (5,317,944)
Current portion of lease liabilities	1,257,766	651,832
IFRS 16
Impact on Consolidated Financial Statements
Lease liabilities	(4,797,312)	(4,641,705)	$ (10,115,256)
Operating Leases | IFRS 16
Impact on Consolidated Financial Statements
Right-of-use assets, net	4,502,590	4,797,312
Lease liabilities	(4,641,705)	(4,797,312)
Net effect	(139,115)
Current portion of lease liabilities	533,260		$ 462,513
Depreciation of right-of-use assets	651,675
Finance Leases | IFRS 16
Impact on Consolidated Financial Statements
Right-of-use assets, net	3,050,462	3,402,869
Lease liabilities	(4,721,815)	(5,317,944)
Net effect	(1,671,353)	(1,915,075)
Current portion of lease liabilities	724,506	651,800
Depreciation of right-of-use assets	$ 418,675	$ 481,885